Borrowings (Tables)	12 Months Ended
Jun. 30, 2018
Borrowings [abstract]
Schedule of borrowings

The following table shows the Company's borrowings as of June 30, 2018 and 2017:

	06.30.18	06.30.17
Non-Convertible notes	14,516,230	5,991,004
Bank loans	1,014,282	77,445
AABE Debts	83,942	66,711
Loans with non-controling interests	28,504	-
Finance leases	14,403	3,149
Bank overdrafts	6,692	26,107
Related parties (Note 29)	4,154	3,571
Total borrowings	15,668,207	6,167,987
Non-current	15,362,726	5,918,119
Current	305,481	249,868
Total	15,668,207	6,167,987

Schedule of maturity of the Group's borrowings

The maturity of the Group's borrowings (excluding obligations under finance leases) and the Group's classification related to interest rates is as follows:

	06.30.18	06.30.17
Fixed rate:
Less than one year	28,242	76,661
Between 2 and 3 years	4,026,046	-
More than 4 years	10,235,361	5,849,857
	14,289,649	5,926,518
Floating rate:
Less than one year	10,033	29,297
Between 1 and 2 years	225,519	-
Between 2 and 3 years	310,692	-
Between 3 and 4 years	388,163	-
More than 4 years	155,346	66,711
	1,089,753	96,008
Accrued interest:
Less than one year	260,632	142,312
Between 1 and 2 years	13,770	-
	274,402	142,312
	15,653,804	6,164,838

Schedule of borrowings evolution

The following table shows a detail of the borrowings evolution as of June 30, 2018, 2017 and 2016:

	06.30.18	06.30.17	06.30.16
Balances at the beginning of the year	6,167,987	5,893,068	3,794,940
Borrowings obtained	728,506	106,667	1,275,756
Payment of borrowings	(85,495)	(111,103)	(5,046,597)
Interest paid	(724,730)	(542,410)	(278,279)
Accrued interest	876,610	607,400	580,210
Foreign exchange	6,327,426	565,364	2,214,158
Short terms loans, net	(19,766)	(14,065)	(232,203)
Issuance of non-convertible notes	2,365,003	-	5,411,199
Payment of non-convertible notes	-	(407,260)	(1,686,393)
Repurchase of non-convertible notes	-	-	(139,723)
Others	32,666	70,326	-
Balances at the end of the year	15,668,207	6,167,987	5,893,068

Schedule of non-current borrowings at fixed rates

The fair value of non-current borrowings at fixed rates (excluding obligations under finance leases) is as follows:

	06.30.18	06.30.17
NCN Class II due 2023	10,760,445	6,877,234
NCN Class IV due 2020	3,997,825	-
Bank loans	1,017,269	2,338
	15,775,539	6,879,572

Schedule of breakdown the borrowings by fixed and floating rate

The following table breakdown the borrowings by fixed and floating rate of the Group by emission currency (excluding the financial leases)

Borrowings by currency and rate	06.30.18	06.30.17
Fixed rate:
Argentine Peso	-	76,661
US Dollar	14,289,649	5,849,857
Subtotal borrowings at fixed rate	14,289,649	5,926,518
Floating rate:
Argentine Peso	80,205	96,008
US Dollar	1,009,548	-
Subtotal borrowings at floating rate	1,089,753	96,008
Accrued interest	274,402	142,312
Total borrowings	15,653,804	6,164,838
Financial leasing	14,403	3,149
Total borrowings in accordance with financial statement	15,668,207	6,167,987